Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Lease-related Assets and Liabilities

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

March 31, 2019
Assets
Operating lease assets	$1,220,283

Liabilities
Current	$128,910
Operating lease liabilities
Noncurrent
Operating lease liabilities	$1,096,226

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases were as follows:

Three Months Ended March 31, 2019

Cash used in operating activities:
Operating leases	$4,853
ROU assets recognized in exchange for lease obligations:
Operating leases	$1,257,751

Schedule of Remaining Lease Term and Discount Rates for Operating Leases

The table below presents the remaining lease term and discount rates for operating leases.

March 31, 2019
Weighted-average remaining lease term
Operating leases	7.21 years
Weighted-average discount rate
Operating leases	5.5%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of March 31, 2019, were as follows:

Operating Leases

2019 (excluding the three months ended March 31, 2019)	$149,729
2020	190,574
2021	201,675
2022	213,600
2023	216,847
Thereafter	557,074
Total lease payments	1,529,499
Less: amount of lease payments representing interest	(312,143)
Present value of future minimum lease payments	$1,217,356
Less: current obligations under leases	$(121,130)
Non current long-term obligations	$1,096,226

Schedule of Estimated Useful Life of Asset

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Cumulative Effect of Adjustments Due to Adoption of ASC 606

The cumulative effect of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606 was as follows:

	Balance at December 31, 2017	Adjustments due to Adoption of ASC 606	Balance at January 1, 2018
ASSETS
Accounts receivable, net	$4,675,588	$(341,861)	$4,333,727
Inventory, net	12,952,850	394,468	13,347,318
Total Assets	$18,244,859	$52,607	$18,297,466

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$4,409,232	$134,127	$4,543,359
Accumulated deficit	(1,494,927)	(81,520)	(1,576,447)
Total liabilities and stockholder’s deficit	$18,244,859	$52,607	$18,297,466

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	12 months ended December 31, 2018
	As Reported	Effect of Change	Balances without Adoption of ASC 606
Revenue, Net	$32,165,933	(472,171)	$32,638,104
Cost of revenue	$27,227,664	$(382,766)	$27,610,430
Net Loss	$(2,277,116)	$(89,405)	$(2,187,711)

Loss per basic and diluted common share:
Basic and diluted net loss per common share	(0.15)	(0.01)	(0.15)

CONSOLIDATED BALANCE SHEET

	12 months ended December 31, 2018
	Balance as Presented	Effect of Change	Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$3,449,487	$(243,177)	$3,206,310
Inventory, net	8,126,634	281,361	8,407,995
Total Assets	$13,481,318	$38,184	$13,519,502

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$3,155,741	$127,589	$3,283,330
Accumulated deficit	(3,853,139)	(89,405)	(3,942,544)
Total liabilities and stockholder’s deficit	$13,481,318	$38,184	$13,519,502